Intangible Assets Excluding Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 27, 2014	Sep. 26, 2015	Dec. 28, 2013
Indefinite lived intangible assets excluding goodwill abstract
Indefinite-lived assets		$ 32,700	$ 32,700	$ 32,700
Finite Lived Intangible Assets Net Abstract
Less: accumulated amortization		(6,990)		(5,583)
Definite-lived assets		$ 19,668	$ 18,639	21,052
Weighted Average Amortization Period		19 years 9 months 18 days
Intangible assets, net		$ 52,375		53,782
Trademarks [Member]
Indefinite lived intangible assets excluding goodwill abstract
Indefinite-lived assets		32,700		32,700
Scenario, Adjustment [Member]
Finite Lived Intangible Assets Net Abstract
Definite-lived assets		19,675		21,082
Customer Relationships [Member]
Finite Lived Intangible Assets Net Abstract
Definite-lived assets gross		$ 26,300		26,300
Weighted Average Amortization Period		20 years
Proprietary software [Member]
Finite Lived Intangible Assets Net Abstract
Definite-lived assets gross	[1]	$ 115		115
Weighted Average Amortization Period	[1]	5 years
Noncompete Agreements [Member]
Finite Lived Intangible Assets Net Abstract
Definite-lived assets gross	[1]	$ 250		$ 250
Weighted Average Amortization Period	[1]	2 years 9 months 18 days

[1]	Included within Other non-current assets net of associated accumulated amortization within the Consolidated Balance Sheets.